DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Balance Sheet Locations and Fair Value of Derivative Financial Instruments

The following table presents the balance sheet locations and fair value of derivative financial instruments:

At December 31,	2011		2010
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Derivatives designated under hedge accounting:
Interest-rate contracts:
Financial Services:
Other assets	$1.4		$9.1
Deferred taxes and other liabilities		$107.6		$107.5
Foreign-exchange contracts:
Truck and Other:
Other current assets	.1		.9
Accounts payable, accrued expenses and other		2.1		1.1

Total	$1.5	$109.7	$10.0	$108.6

Economic hedges:
Interest-rate contracts:
Financial Services:
Other assets	$.8
Deferred taxes and other liabilities		$.4		$3.5
Foreign-exchange contracts:
Truck and Other:
Other current assets	.1		$.1
Accounts payable, accrued expenses and other		.3		.3
Financial Services:
Deferred taxes and other liabilities		.1		.2

Total	$.9	$.8	$.1	$4.0

Cash Flow Hedging
Gains/Losses of Derivative Financial Instruments

The following table presents the pre-tax effects of derivative instruments recognized in earnings and OCI:

Year Ended December 31,	2011		2010
	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
(Gain) loss recognized in OCI:
Truck and Other		$(2.3)		$(.2)
Financial Services	$55.2		$77.0

Total	$55.2	$(2.3)	$77.0	$(.2)

(Income) expense reclassified from Accumulated OCI into income:

Truck and Other:
Cost of sales and revenues		$(4.1)		$(.4)
Financial Services:
Interest and other borrowing expenses	$51.8		$123.5

Total	$51.8	$(4.1)	$123.5	$(.4)

Economic Hedges
Gains/Losses of Derivative Financial Instruments

The (income) or expense recognized in earnings related to economic hedges is as follows:

Year Ended December 31,	2011		2010
	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST-RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Truck and Other:
Cost of sales and revenues		$.2		$.2
Interest and other (income) expense, net		(2.8)	$.6	8.0
Financial Services:
Interest and other borrowing expenses	$(4.1)	(1.2)	(7.8)

Total	$(4.1)	$(3.8)	$(7.2)	$8.2

Fair Value Hedge | Financial Services
Gains/Losses of Derivative Financial Instruments

The (income) or expense recognized in earnings related to fair value hedges was included in Interest and other borrowing expenses in the Financial Services segment as follows:

Year Ended December 31,	2011	2010
Interest-rate swaps	$(4.4)	$(1.0)
Term notes	$3.7	$.9